Accounts Receivable, net - Schedule of Accounts Receivable, Net (Details)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Accounts receivable	$ 1,336,500	$ 170,257	$ 2,087,509
Less: allowance for credit losses	(947,396)	(120,689)	(966,947)
Accounts receivable, net	$ 389,104	$ 49,568	$ 1,120,562